Earnings per share	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Earnings per share

Note 25 - Earnings per share

a) Basic earnings per share

Net income attributable to ITAÚ UNIBANCO HOLDING's shareholders is divided by the average number of outstanding shares in the period, excluding treasury shares.

	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Net income attributable to owners of the parent company	41,085	33,105	29,207
Minimum non-cumulative dividends on preferred shares	(117)	(117)	(117)
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners	(120)	(120)	(120)
Retained earnings to be distributed, on a pro rata basis, to common and preferred equity owners:
Common	20,691	16,634	14,661
Preferred	20,157	16,234	14,309
Total net income available to equity owners
Common	20,811	16,754	14,781
Preferred	20,274	16,351	14,426
Weighted average number of outstanding shares
Common	5,454,119,395	5,454,119,395	5,454,119,395
Preferred	5,313,264,028	5,323,043,889	5,322,863,899
Basic earnings per share – R$
Common	3.82	3.07	2.71
Preferred	3.82	3.07	2.71

Basic and diluted earnings per share and the weighted average of the number of outstanding shares were adjusted to reflect the share bonus described in Note 34.

b) Diluted earnings per share

Calculated similarly to the basic earnings per share; however, it includes the conversion of all preferred shares potentially dilutable in the denominator.

	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Net income available to preferred equity owners	20,274	16,351	14,426
Dividends on preferred shares after dilution effects	153	104	81
Net income available to preferred equity owners considering preferred shares after the dilution effect	20,427	16,455	14,507
Net income available to ordinary equity owners	20,811	16,754	14,781
Dividend on preferred shares after dilution effects	(153)	(104)	(81)
Net income available to ordinary equity owners considering preferred shares after the dilution effect	20,658	16,650	14,700
Adjusted weighted average of shares
Common	5,454,119,395	5,454,119,395	5,454,119,395
Preferred	5,393,166,984	5,390,443,388	5,382,629,327
Preferred	5,313,264,028	5,323,043,889	5,322,863,899
Incremental as per share-based payment plans	79,902,956	67,399,499	59,765,428
Diluted earnings per share – R$
Common	3.79	3.05	2.70
Preferred	3.79	3.05	2.70

There was no potentially antidulitive effect of the shares in share-based payment plans, in both periods.

Basic and diluted earnings per share and the weighted average of the number of outstanding shares were adjusted to reflect the share bonus described in Note 34.